Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

14. Commitments and contingencies

(a) Operating lease commitments

The Group has entered into operating lease arrangements relating to the use of certain office premises and internet data centers. Rental expenses under operating leases for 2009, 2010 and 2011 were $293,964, $1,003,291 and $1,986,464, respectively.

As of December 31, 2011, total future minimum lease payments under non-cancelable operating leases agreements were $1,854,019, and all due within one year.

(b) Contractual commitment

In December 2011, Shanghai Shengran purchased the use rights of certain franchise properties from a third party licensor and Shanghai Shengran shall pay $1.1 million in 2012.

In December 2011, Shanghai Taomee entered into an investment agreement of RMB 900,000 (equivalent to $142,837) in Guangzhou Chuangyou Information Technology Co., Ltd. ("Chuangyou") to acquire 6% of its equity interest and a contingent call option to acquire more equity interest in the future for RMB 3,500,000 (equivalent to $555,476) in 2012. Prior to this event, Chuangyou was a related party of the Company as one of Chuangyou's investors is the Company's director and principle shareholder.

In 2011, Shanghai Taomee entered into several agreements with third parties to jointly invest in the production and distribution of several animation films with the Group's cartoon figures. As of December 31, 2011, Shanghai Taomee shall pay RMB 5,860,000 (equivalent to $930,026) in 2012.

In 2011, Shanghai Taomee entered into several agreements with a third party to outsource the production of several animations with the Group's cartoon figures. As of December 31, 2011, Shanghai Taomee shall pay RMB3,538,500 (equivalent to $561,587) in 2012.

(c) Contingencies

The Group is subject to periodic legal or administrative proceedings in the ordinary course of our business. Currently, the Group doesn't have significant pending legal or administrative proceeding to which the Group is a party and the Group believe it will not have a material effect on the Company's cash flows, operating results, or financial condition.